Related parties	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Related parties
30. Related parties

The Company has entered into transactions with the following related parties:

•	Green Park Hotel and Resorts Limited for hotel services;
•	Green Park Hospitality Services Private Limited for catering and other services;
•	Dr. Reddy’s Foundation towards contributions for social development;
•	Kunshan Rotam Reddy Pharmaceuticals Company Limited for sales of goods and for research and development services;
•	Pudami Educational Society towards contributions for social development;
•	Indus Projects Private Limited for engineering services relating to civil works;
•	CERG Advisory Private Limited for professional consulting services;
•	Dr. Reddy’s Institute of Life Sciences for research and development services;
•	AverQ Inc. for professional consulting services;
•	Shravya Publications Private Limited for professional consulting services;
•	Samarjita Management Consultancy Private Limited for professional consulting services;
•	Cancelled Plans LLP for the sale of scrap materials;
•	Araku Originals Private Limited for the purchase of coffee powder;
•	DRES Energy Private Limited for the purchase of solar power; and
•	Stamlo Industries Limited for hotel services.

These are enterprises over which key management personnel have control or significant influence. “Key management personnel” consists of the Company’s Directors and members of the Company’s Management Council.

The Company has also entered into cancellable operating lease transactions with key management personnel and close members of their families.

Further, the Company contributes to the Dr. Reddy’s Laboratories Gratuity Fund, which maintains the plan assets of the Company’s Gratuity Plan for the benefit of its employees. See Note 28 of these consolidated financial statements for information on transactions between the Company and the Gratuity Fund.

The following is a summary of significant related party transactions:

	For the Year Ended March 31,
	2021		2020			2019
Research and development services received	Rs.	105	Rs.	105		Rs.	97
Sale of goods		22		14			23
Lease rentals received		1		1			-
Research and development services provided		93		58			103
Lease rentals paid		37		35			35
Catering expenses paid		301		344			270
Hotel expenses paid		8		22			26
Facility management services paid		36		24			-
Purchase of solar power		127		108			-
Civil works		55		101			106
Professional consultancy services paid		30		4			1
Contributions towards social development		232		233			220
Salaries to relatives of key management personnel		8		7			5
Others		-		-	*		-

* Rounded to the nearest million.

The Company had the following amounts due from related parties:

	As of March 31,
	2021		2020
Key management personnel and close members of th e ir families	Rs.	8	Rs.	8
Other related parties		72		68

The Company had the following amounts due to related parties:

	As of March 31,
	2021		2020
Due to related parties	Rs.	93	Rs.	91

The following table describes the components of compensation paid or payable to key management personnel for the services rendered during the applicable year ended:

	For the Year Ended March 31,
	2021		2020		2019
Salaries and other benefits	Rs.	803	Rs.	684	Rs.	668
Contributions to defined contribution plans		34		34		35
Commission to directors		301		298		243
Share-based payments expense		259		165		99
	Rs.	1,397	Rs.	1,181	Rs.	1,045

Some of the key management personnel of the Company are also covered under the Company’s Gratuity Plan along with the other employees of the Company. Proportionate amounts of gratuity accrued under the Company’s Gratuity Plan have not been separately computed or included in the above disclosure.